Share-based Payments - Summary of Share-based Payments in Administrative Expenses (Details) - MXN ($) $ in Thousands		9 Months Ended
		Sep. 30, 2024	Sep. 30, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment	[1]	$ 396,054	$ 302,438
Options granted under the Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment		375,280	178,157
Exit options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Shared-based payment		$ 20,774	$ 124,281

[1]	The share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 375,280 and Ps. 178,157, respectively, in respect of options granted under the Plan. In addition, the share-based payments in the nine-month periods ended September 30, 2024 and 2023 were comprised of Ps. 20,774 and Ps. 124,281, respectively, in respect of Exit Options. (See Note 17).